CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 3,450,873	$ 2,215,103	$ 1,679,478
Other financial assets	4,683,508	4,550,847	4,264,792
Trade receivables	59,236,377	52,888,427	41,675,918
Other receivables	1,981,829	4,240,205	7,108,219
Income and minimum presumed income taxes recoverable	1,263,795	2,082,269	1,701,382
Inventories	27,592,582	19,366,001	31,338,034
Total current assets	98,208,964	85,342,852	87,767,823
NON-CURRENT ASSETS
Other financial assets	376,413	243,358	766,999
Other receivables	1,560,310	4,979,507	2,183,244
Income and minimum presumed income taxes recoverable	1,184	126,653	315,565
Deferred tax assets	3,743,709	5,601,821	3,372,101
Investments in joint ventures and associates	25,321,028	19,072,055	32,108,229
Property, plant and equipment	43,834,548	40,177,146	46,218,875
Intangible assets	39,616,426	26,657,345	42,058,891
Goodwill	29,804,715	14,438,027	25,079,324
Total non-current assets	144,258,333	111,295,912	152,103,228
Total assets	242,467,297	196,638,764	239,871,051
CURRENT LIABILITIES
Trade and other payables	40,578,494	27,708,830	22,794,716
Borrowings	66,477,209	65,308,928	34,037,971
Employee benefits and social security	5,357,218	4,411,713	5,047,045
Deferred revenue and advances from customers	1,074,463	1,007,301	1,197,080
Income and minimum presumed income taxes payable	142,028	2,569	29,788
Government grants	2,110	17,695	60,829
Financed payment - Acquisition of business	2,826,611	20,223,590	6,219,980
Total current liabilities	116,458,133	118,680,626	69,387,409
NON-CURRENT LIABILITIES
Trade and other payables	452,654
Borrowings	37,079,521	25,708,205	40,952,164
Government grants	8,098	15,532	57,716
Due to joint ventures and associates	1,970,903	2,012,298	1,527,286
Deferred tax liabilities	21,101,871	13,591,942	25,611,927
Provisions	439,740	845,486	1,415,290
Financed payment - Acquisition of business		2,651,019	21,180,193
Warrants	2,861,511
Puttable instruments			2,500,000
Total non-current liabilities	63,914,298	44,824,482	93,244,576
Total liabilities	180,372,431	163,505,108	162,631,985
EQUITY
Equity attributable to owners of the parent	47,301,863	13,713,484	35,841,621
Non-controlling interests	14,793,003	19,420,172	41,397,445
Total equity	62,094,866	33,133,656	77,239,066
Total equity and liabilities	$ 242,467,297	$ 196,638,764	$ 239,871,051